UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2011

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
October 21, 2011

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $213,189 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102      302 10572.0000SH      SOLE                                 10572.0000
McDonalds Corp                 COM              580135101     3333 37951.0000SH      SOLE                                 37951.0000
Alerian MLP ETF                COM              00162q866    22702 1489632.0000SH    SOLE                               1489632.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      225 10204.0000SH      SOLE                                 10204.0000
E Tracs Alerian MLP Infrastruc COM              902641646      561 19472.0000SH      SOLE                                 19472.0000
JP Morgan Alerian MLP Index ET COM              46625h365    12325 361973.0000SH     SOLE                                361973.0000
Nuveen Real Estate Income Fund COM              67071B108      106 11828.0000SH      SOLE                                 11828.0000
S&P MidCap SPDR 400 ETF Trust  COM              595635103      748 5265.2224SH       SOLE                                  5265.2224
SPDR DJ Wilshire International COM              78463x863      202 6310.9956SH       SOLE                                  6310.9956
SPDR S&P 500 ETF Trust         COM              78462F103    29547 261133.0558SH     SOLE                                261133.0558
Vanguard Dividend Appreciation COM              921908844      561 11499.0000SH      SOLE                                 11499.0000
Vanguard FTSE All-World EX-US  COM              922042775    43387 1120524.1551SH    SOLE                               1120524.1551
Vanguard Growth Vipers         COM              922908736      370 6622.6741SH       SOLE                                  6622.6741
Vanguard Large Cap             COM              922908637     8579 166106.8040SH     SOLE                                166106.8040
Vanguard MSCI Emerging Markets COM              922042858    19964 557194.1305SH     SOLE                                557194.1305
Vanguard Mid Cap Vipers        COM              922908629     8886 136502.0010SH     SOLE                                136502.0010
Vanguard REIT Vipers           COM              922908553      413 8115.1320SH       SOLE                                  8115.1320
Vanguard S&P 500 ETF           COM              922908413     3819 73781.0000SH      SOLE                                 73781.0000
Vanguard Small Cap             COM              922908751     1505 24515.7557SH      SOLE                                 24515.7557
Vanguard Total Stock Market Vi COM              922908769     5931 102761.3989SH     SOLE                                102761.3989
Vanguard Value                 COM              922908744      362 7683.4207SH       SOLE                                  7683.4207
iShares Barclays US Treasury I COM              464287176      754 6595.9758SH       SOLE                                  6595.9758
iShares DJ US Regional Banks I COM              464288778      199 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      212 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     3333 69760.2822SH      SOLE                                 69760.2822
iShares MSCI Emerging Markets  COM              464287234     1272 36240.4194SH      SOLE                                 36240.4194
iShares Russell 1000 Growth    COM              464287614     3627 68978.0000SH      SOLE                                 68978.0000
iShares Russell 1000 Index Fun COM              464287622     2676 42792.8690SH      SOLE                                 42792.8690
iShares Russell 1000 Value Ind COM              464287598     3007 53138.2667SH      SOLE                                 53138.2667
iShares Russell 2000 Growth    COM              464287648      384 5221.2857SH       SOLE                                  5221.2857
iShares Russell 2000 Index     COM              464287655     3915 60893.2293SH      SOLE                                 60893.2293
iShares Russell 2000 Value     COM              464287630      320 5612.2997SH       SOLE                                  5612.2997
iShares Russell 3000 Index     COM              464287689      279 4179.0000SH       SOLE                                  4179.0000
iShares Russell Midcap         COM              464287499     7841 88854.5237SH      SOLE                                 88854.5237
iShares Russell Midcap Growth  COM              464287481     7417 149422.7429SH     SOLE                                149422.7429
iShares Russell Midcap Value   COM              464287473     6927 179647.7475SH     SOLE                                179647.7475
iShares Tr S&P 500/Barra Growt COM              464287309      534 8718.0000SH       SOLE                                  8718.0000
iShares Trust S&P 500 Index    COM              464287200     6663 58604.1364SH      SOLE                                 58604.1364